Related party transactions and balances	12 Months Ended
Dec. 31, 2022
Related party transactions and balances [Abstract]
Related party transactions and balances
15.	Related party transactions and balances

Related parties include key management of the Company and any entities controlled by these individuals as well as other entities providing key management services to the Company. Key management personnel consist of Directors and senior management including the Executive Chairman, Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, and Chief Administrative Officer.

The amounts paid to key management or entities providing similar services are as follows:

		December 31, 2022 $	December 31, 2021 $
Consulting	(1)	103,514	61,899
Data acquisition	(2)	55,150	-
Directors’ fees	(3)	192,604	-
Office and administration		-	13,402
Staff costs		1,607,211	1,151,731
Stock option expense		4,729,503	749,255
Total key management compensation		6,687,982	1,976,287

(1)	- During the year ended December 31, 2022, the Company incurred communications & community engagement consulting fees of $103,514 (2021 - $61,899) according to a contract with Tintina Holdings, Ltd., a company owned and operated by the spouse of the Company’s Executive Chairman.

(2)	- In June 2022, the Company acquired access to the Getty Minerals database pursuant to a purchase agreement with Platoro West Inc., a company owned and operated by the Company’s Executive Chairman (Note 7).

(3)	– Directors’ Fees are included in staff costs on the consolidated statement of loss and other comprehensive income (loss).

During the year ended December 31, 2022, the Company granted 2,566,667 options to key management, with a fair value of $6,496,785 (2021 – 150,000 with a fair value of $384,881).

As of December 31, 2022 and December 31, 2021, the following amounts were owing to related parties:

		December 31, 2022 $	December 31, 2021 $	January 1, 2021 $
Tintina Holdings, Ltd	Consulting services	12,744	6,893	0
Officers and Board members	Accrued compensation	428,630	-	2,319
		441,374	6,893	2,319